Intangible Aessets - Schedule of Estimated Amortization Expense (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Mar. 31, 2025
Schedule of Estimated Amortization Expense [Abstract]
2027	$ 90
2028	90
2029	90
2030	90
2031	90
Thereafter	82
Total	$ 532